Depreciation Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation amortization and impairment [abstract]
Summary of Depreciation and Impairment of Assets
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Depreciation of Property, Plant and Equipment	(95,826,950)	(102,168,150)	(109,365,936)
Amortization of Organization and Development Expenses	(100,049,770)	(95,793,045)	(93,495,918)
Depreciation of other intangible assets	(1,871,482)	(2,601)	(2,598)
Others (*)	(6,435,006)	(1,291,048)	(2,378,947)
Total	(204,183,208)	(199,254,844)	(205,243,399)
(*)    "Other" include the depreciation of various assets and losses from sale or depreciation of property, plant and equipment.